Schedule of Investments (unaudited) November 30, 2019	iShares® Currency Hedged MSCI Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 99.7%
iShares MSCI Japan ETF(a)	6,294,511	$374,082,789

Total Investment Companies — 99.7% (Cost: $378,000,025)		374,082,789

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.57%(a)(b)	211,000	211,000

Total Short-Term Investments — 0.0% (Cost: $211,000)		211,000

Total Investments in Securities — 99.7% (Cost: $378,211,025)		374,293,789

Other Assets, Less Liabilities — 0.3%		997,848

Net Assets — 100.0%		$375,291,637

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Shares Purchased		Shares Sold	Shares Held at 11/30/19	Value at 11/30/19	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	—	211,000	(a)	—	211,000	$211,000	$1,383	$—	$—
iShares MSCI Japan ETF	6,100,458	1,156,846		(962,793)	6,294,511	374,082,789	—	(720,521)	33,354,568

						$374,293,789	$1,383	$(720,521)	$33,354,568

(a)	Net of purchases and sales.

Forward Foreign Currency Exchange Contracts

Currency Purchased			Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	3,249,292,600	USD	29,671,195	MS	12/03/19	$24,405
USD	3,316,898	JPY	359,842,000	ANZ	12/03/19	28,267
USD	7,782,789	JPY	847,716,000	BNP	12/03/19	35,430
USD	8,353,453	JPY	907,765,000	CITI	12/03/19	57,300
USD	300,865,490	JPY	32,687,070,400	JPM	12/03/19	2,135,181
USD	29,895,580	JPY	3,249,292,600	MS	12/03/19	199,980
USD	13,224,785	JPY	1,442,827,000	NAB	12/03/19	38,649
USD	16,484,802	JPY	1,779,292,000	UBS	12/03/19	223,679
USD	337,990,921	JPY	36,765,780,400	JPM	01/08/20	991,782
USD	29,807,262	JPY	3,249,292,600	MS	01/08/20	23,893

						3,758,566

JPY	543,662,000	USD	4,997,183	BNP	12/03/19	(28,603)
JPY	36,765,780,400	USD	336,991,108	JPM	12/03/19	(985,072)
JPY	3,249,292,600	USD	29,720,834	MS	12/03/19	(25,234)
JPY	352,357,000	USD	3,243,265	NAB	12/03/19	(23,040)

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Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® Currency Hedged MSCI Japan ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased			Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	362,713,000	USD	3,330,451	SSB	12/03/19	$(15,581)
USD	29,671,195	JPY	3,249,292,600	MS	12/03/19	(24,405)
USD	2,103,214	JPY	229,490,000	BNP	01/08/20	(317)
USD	9,171,656	JPY	1,001,417,000	CITI	01/08/20	(7,441)

						(1,109,693)

	Net unrealized appreciation					$2,648,873

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$374,082,789	$—	$—	$374,082,789
Money Market Funds	211,000	—	—	211,000

	$374,293,789	$—	$—	$374,293,789

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$3,758,566	$—	$3,758,566
Liabilities
Forward Foreign Currency Exchange Contracts	—	(1,109,693)	—	(1,109,693)

	$—	$2,648,873	$—	$2,648,873

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Counterparty Abbreviations

ANZ	Australia and New Zealand Bank Group

BNP	BNP Paribas SA

CITI	Citibank N.A.

JPM	JPMorgan Chase Bank N.A.

MS	Morgan Stanley & Co. International PLC

NAB	National Australia Bank Limited

SSB	State Street Bank and Trust Co.

UBS	UBS AG

Currency Abbreviations

JPY	Japanese Yen

USD	United States Dollar

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